Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000009552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Selected American Shares (Class D)
Account Value	$ 26,974	$ 26,974	$ 26,974	$ 22,834	$ 17,200	$ 21,512	$ 18,215	$ 16,271	$ 12,367	$ 14,332	$ 11,730	$ 10,396	$ 10,000
Average Annual Return, Percent	18.13%	10.63%	10.42%
C000009551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Selected American Shares (Class S)
Account Value	$ 26,122	$ 26,122	$ 26,122	22,189	16,768	21,030	17,864	16,006	12,205	14,192	11,654	10,359	10,000
Average Annual Return, Percent	17.73%	10.28%	10.07%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,256	$ 34,256	$ 34,256	$ 27,401	$ 21,697	$ 26,495	$ 20,586	$ 17,386	$ 13,223	$ 13,828	$ 11,351	$ 10,138	$ 10,000
Average Annual Return, Percent	25.02%	14.51%	13.09%